QTocqueville 485B (Exhibit)E

As filed with the Securities and Exchange Commission on July 18, 2022
1933 Act Registration File No. 033-08746
1940 Act File No. 811-04840

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	82	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	84	[X]
THE TOCQUEVILLE TRUST
(Exact Name of Registrant as Specified in Charter)

40 West 57th Street, 19th Floor
New York, New York 10019
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (212) 698-0800

Robert Kleinschmidt
President
The Tocqueville Trust
40 West 57th Street, 19th Floor
New York, New York 10019
(Name and Address of Agent for Service)

Copies to:
Michael R. Rosella, Esq.
Paul Hastings LLP
200 Park Avenue
New York, New York 10166

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	on (date) pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485 (a)(2).
If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note: This Post-Effective Amendment No. 82 incorporates by reference Parts A and B of the Trust’s Post-Effective Amendment No. 81 filed on February 28, 2022. The sole purpose of this Post-Effective Amendment No. 82 is to file exhibits.

THE TOCQUEVILLE TRUST
PART C

OTHER INFORMATION

Item 28.    Exhibits

(a)			Declaration of Trust.
(i)
Agreement and Declaration of Trust was previously filed with Registrant’s Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A filed with the SEC on January 30, 2002 and is herein incorporated by reference.

(A)
Amendment to the Agreement and Declaration of Trust dated August 19, 1991 was previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on February 27, 2003 and is herein incorporated by reference.

(B)
Amendment to the Agreement and Declaration of Trust dated August 4, 1995 was previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on January 30, 2002 and is herein incorporated by reference.

(b)
Amended and Restated By-Laws was previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on February 27, 2003 and is herein incorporated by reference.

(c)			Instruments Defining Rights of Security Holders.
(i)
Form of Certificate for Shares of Beneficial Interest, Par Value $.01 Per Share was previously filed with Registrant’s Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A filed with the SEC on January 30, 2002 and is herein incorporated by reference.

(d)			Investment Advisory Contracts.
(i)
Investment Advisory Agreement between The Tocqueville Fund and Tocqueville Asset Management, L.P. dated February 26, 1990 (as amended March 24, 2000) was previously filed with Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A on January 30, 2002, and is herein incorporated by reference.

(ii)
Investment Advisory Agreement between The Tocqueville Trust on behalf of its series The Tocqueville Fund and Tocqueville Asset Management, L.P. dated October 22, 2004, was previously filed with Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A on December 29, 2004, and is herein incorporated by reference.

(iii)
Investment Advisory Agreement between The Tocqueville Trust on behalf of its series The Tocqueville Small Cap Value Fund and Tocqueville Asset Management, L.P. dated June 10, 1994 (as amended March 24, 2000) was previously filed with Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A on January 30, 2002, and is herein incorporated by reference.

(iv)
Investment Advisory Agreement between The Tocqueville Trust on behalf of its series The Tocqueville Phoenix Fund, formerly The Delafield Fund, and Tocqueville Asset Management, L.P. dated September 24, 2009, was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A on September 28, 2009, and is herein incorporated by reference.

(e)			Distribution Contracts.
(i)
Amended and Restated Distribution Agreement between The Tocqueville Trust and Tocqueville Securities, L.P. dated June 9, 2014, was previously filed with Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A on June 13, 2014, and is herein incorporated by reference.

(f)			Bonus or Profit Sharing Contracts — Not Applicable.
(g)			Custodian Agreements.

	(i)	(A)
Custody Agreement dated March 13, 2008, was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A on September 28, 2009, and is herein incorporated by reference.

(B)
Amendment to the Custody Agreement dated September 24, 2009, was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A on September 28, 2009, and is herein incorporated by reference.

(C)
Second Amendment to the Custody Agreement dated October 12, 2010, was previously filed with Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A on February 28, 2012, and is herein incorporated by reference.

(D)
Third Amendment to the Custody Agreement dated December 6, 2011, was previously filed with Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A on February 28, 2012, and is herein incorporated by reference.

(E)
Fourth Amendment to the Custody Agreement dated December 20, 2013, was previously filed with Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A on June 13, 2014, and is herein incorporated by reference.

(F)
Fifth Amendment to the Custody Agreement dated June 9, 2014, was previously filed with Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A on June 13, 2014, and is herein incorporated by reference.

	(ii)	(A)
Special Custody and Pledge Agreement dated June 30, 2014 was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on February 24, 2016, and is herein incorporated by reference.

(h)			Other Material Contracts.
	(i)	(A)
Administration Agreement dated August 14, 1995, was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on February 27, 2003, and is herein incorporated by reference.

(B)
Amendment to Administration Agreement dated September 24, 2009, was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A on September 28, 2009, and is herein incorporated by reference.

(C)
Second Amendment to Administration Agreement dated June 9, 2014, was previously filed with Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A on June 13, 2014, and is herein incorporated by reference.

(D)
Third Amendment to Administration Agreement dated November 1, 2014 was previously filed with Post-Effective Amendment No. 51 to its Registration Statement on Form N-1A on February 27, 2015, and is herein incorporated by reference.

	(ii)	(A)
Fund Sub-Administration Servicing Agreement dated June 26, 2007, was previously filed with Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A on February 28, 2008, and is herein incorporated by reference.

(B)
Amendment to Fund Sub-Administration Servicing Agreement dated September 24, 2009, was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A on September 28, 2009, and is herein incorporated by reference.

(C)
Amendment to Fund Sub-Administration Servicing Agreement dated June 9, 2014, was previously filed with Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A on June 13, 2014, and is herein incorporated by reference.

	(iii)	(A)
Amended and Restated Transfer Agent Servicing Agreement dated January 12, 2005, was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on February 25, 2005, and is herein incorporated by reference.

(B)
Amendment to Amended and Restated Transfer Agent Servicing Agreement dated September 24, 2009, was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A on September 28, 2009, and is herein incorporated by reference.

(C)
Amendment to Amended and Restated Transfer Agent Servicing Agreement dated June 9, 2014, was previously filed with Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A on June 13, 2014, and is herein incorporated by reference.

	(iv)	(A)
Amended and Restated Fund Accounting Servicing Agreement dated February 15, 2006, was previously filed with Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A on February 28, 2006, and is herein incorporated by reference.

(B)
Amendment to Amended and Restated Fund Accounting Servicing Agreement dated September 24, 2009, was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A on September 28, 2009, and is herein incorporated by reference.

(C)
Amendment to Amended and Restated Fund Accounting Servicing Agreement dated June 9, 2014, was previously filed with Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A on June 13, 2014, and is herein incorporated by reference.

	(v)	(A)
Amended and Restated Prospect Servicing Agreement dated January 12, 2005, was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on February 25, 2005, and is herein incorporated by reference.

(B)
Amendment to Amended and Restated Prospect Servicing Agreement dated September 24, 2009, was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A on September 28, 2009, and is herein incorporated by reference.

(vi)
Amendment to the Amended and Restated Servicing Agreements dated February 28, 2006, was previously filed with Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A on March 2, 2009, and is herein incorporated by reference.

	(vii)	(A)
Expense Limitation Agreement dated March 1, 2013, by and between The Tocqueville Trust, on behalf of The Tocqueville Fund was previously filed with Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A on February 25, 2013, and is herein incorporated by reference.

(i)			Legal Opinions.
(i)
Opinion of Spengler, Carlson, Gubar, Brodsky & Frischling and Hale & Dorr dated November 24, 1986, was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on February 27, 2003, and is herein incorporated by reference.

(ii)
Opinion of Sullivan & Worcester LLP (with respect to The Tocqueville Phoenix Fund, formerly The Delafield Fund) dated September 24, 2009, was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A on September 28, 2009, and is herein incorporated by reference.

	(v)		Consent of Counsel was previously filed with Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A on February 28, 2022, and is herein incorporated by reference.
(j)			Other Opinions.
(i)
Consent of Independent Registered Public Accounting Firm was previously filed with Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A on February 28, 2022, and is herein incorporated by reference.

	(ii)		Consent of Prior Independent Registered Public Accounting Firm — Filed Herewith.
(k)			Annual Report for the fiscal year ended October 31, 2010, was previously filed in Registrant’s Annual Report on Form N-CSR filed on January 6, 2011, and is herein incorporated by reference.
(l)	(i)		Certificate of Initial Shareholder was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on February 27, 2003, and is herein incorporated by reference.

(m)			Rule 12b-1 Plan
	(i)	(A)
Plan for Payment of Certain Expenses for Distribution or Shareholder Servicing Assistance of Class A Shares (with respect to The Tocqueville Fund) dated February 24, 2000, was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on February 27, 2003, and is herein incorporated by reference.

(B)
Amendment to the Plan for Payment of Certain Expenses for Distribution or Shareholder Servicing Assistance of Class A Shares (with respect to The Tocqueville Fund) dated March 26, 2015 was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on February 24, 2016, and is herein incorporated by reference.

	(ii)	(A)
Plan for Payment of Certain Expenses for Distribution or Shareholder Servicing Assistance of Class A Shares (with respect to The Tocqueville Small Cap Fund) dated February 24, 2000, was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on February 27, 2003, and is herein incorporated by reference.

(B)
Amendment to the Plan for Payment of Certain Expenses for Distribution or Shareholder Servicing Assistance of Class A Shares (with respect to The Tocqueville Opportunity Fund) dated March 26, 2015 was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on February 24, 2016, and is herein incorporated by reference.

	(iv)	(A)
Plan for Payment of Certain Expenses for Distribution or Shareholder Servicing Assistance of Class A Shares (with respect to The Tocqueville Phoenix Fund, formerly The Delafield Fund) was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A on September 28, 2009, and is herein incorporated by reference.

(B)
Amendment to the Plan for Payment of Certain Expenses for Distribution or Shareholder Servicing Assistance of Class A Shares (with respect to The Tocqueville Phoenix Fund, formerly The Delafield Fund) dated March 26, 2015 was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on February 24, 2016, and is herein incorporated by reference.

(n)			Multiple Class Plan (in accordance with Rule 18f-3) of The Tocqueville Trust has been rescinded.
(o)			Reserved.
(p)			Code of Ethics.
(i)
Code of Ethics for The Tocqueville Trust and Tocqueville Securities, L.P. as amended December 9, 2004, was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A on September 28, 2009, and is herein incorporated by reference.

(ii)
Code of Ethics for Tocqueville Asset Management L.P. was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A on September 28, 2009, and is herein incorporated by reference.

(q)
Powers of Attorney for The Tocqueville Trust were previously filed with Post-Effective Amendment No. 51 to its Registration Statement on Form N-1A on February 27, 2015, and are herein incorporated by reference.

Item 29.    Persons Controlled by or Under Common Control with Registrant

None.

Item 30.    Indemnification

Article VIII of the Registrant’s Agreement and Declaration of Trust provides as follows:

The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or (b) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties) shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Covered Persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Covered Person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Covered Person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of Investment Adviser

Name	Business Activity within the past two fiscal years
Robert Kleinschmidt Tocqueville Management Corp. 40 West 57th Street, 19th Floor New York, New York 10019	President, Chief Investment Officer and Director, Tocqueville Management Corporation, the General Partner of Tocqueville Asset Management L.P.

Item 32.    Principal Underwriter

(a)    None.

(b)    The following information is furnished with respect to the officers and partners of Tocqueville Securities, L.P., the Registrant’s principal underwriter. The business address for all persons listed below is 40 West 57th Street, 19th Floor, New York, New York 10019.

Name and Principal Business Address	Positions and Offices with Principal Underwriters	Positions and Offices with Registrant
Tocqueville Management Corp.* 40 West 57th Street, 19th Floor New York, New York 10019	General Partner	None
Robert Kleinschmidt	President	Chairman, President and Trustee

(c)Not applicable.

Item 33.    Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 relating to each series of the Trust are held by U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202, the Trust’s transfer agent.

Item 34.    Management Services

Not Applicable.

Item 35.    Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 82 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 82 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 18th day of July, 2022.

THE TOCQUEVILLE TRUST
By: /s/ Robert Kleinschmidt
Robert Kleinschmidt
Chairman and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 82 to its Registration Statement has been signed below on July 18, 2022, by the following persons in the capacities indicated.

Signatures	Title

/s/ Robert Kleinschmidt	Chairman, President and Trustee
Robert Kleinschmidt

/s/ Jeff Zatkowsky	Treasurer
Jeff Zatkowsky

James W. Gerard*	Trustee
Alexander Douglas*	Trustee
Charles F. Gauvin*	Trustee

/s/ Cleo Kotis
Cleo Kotis
Attorney-in-Fact*

____________________________
*     Executed copies of the Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on February 27, 2015.